American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2024

Government Bond - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 49.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	212,844	202,307
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	293,350	278,501
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 11/20/32	37,733	36,804
GNMA, VRN, 4.25%, (1-year H15T1Y plus 2.00%), 10/20/34	176,649	175,011
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 12/20/34	79,312	77,401
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/35	93,016	91,981
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 7/20/35	177,230	176,258
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/36	330,279	326,709
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 11/20/36	52,782	51,395
		1,416,367
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 49.4%
FHLMC, 2.00%, 6/1/36	4,821,078	4,269,322
FHLMC, 5.50%, 4/1/38	640,366	643,782
FHLMC, 3.00%, 2/1/43	2,642,046	2,334,318
FHLMC, 3.50%, 2/1/49	4,864,106	4,397,242
FHLMC, 3.00%, 1/1/50	2,128,954	1,815,971
FHLMC, 3.50%, 5/1/50	1,043,052	934,118
FHLMC, 2.50%, 10/1/50	2,507,780	2,065,334
FHLMC, 2.50%, 5/1/51	8,629,404	7,120,187
FHLMC, 3.50%, 5/1/51	3,435,928	3,081,168
FHLMC, 2.00%, 8/1/51	5,962,125	4,701,480
FHLMC, 2.50%, 10/1/51	1,417,770	1,180,076
FHLMC, 3.50%, 5/1/52	4,798,080	4,251,318
FHLMC, 3.50%, 5/1/52	1,698,863	1,519,201
FHLMC, 4.00%, 6/1/52	6,387,351	5,911,001
FHLMC, 5.00%, 7/1/52	1,380,163	1,349,236
FHLMC, 4.50%, 10/1/52	4,728,303	4,461,309
FHLMC, 4.50%, 10/1/52	2,857,971	2,699,254
FHLMC, 6.00%, 11/1/52	6,049,189	6,097,739
FHLMC, 5.50%, 12/1/52	4,071,729	4,029,261
FHLMC, 6.00%, 1/1/53	4,306,887	4,330,559
FHLMC, 6.50%, 11/1/53	3,191,354	3,258,160
FHLMC, 5.50%, 4/1/54	4,147,624	4,105,155
FNMA, 3.17%, 1/1/27	1,500,000	1,439,064
FNMA, 6.00%, 12/1/33	484,850	492,001
FNMA, 5.50%, 8/1/34	616,934	619,428
FNMA, 5.50%, 1/1/36	687,542	690,327
FNMA, 2.00%, 5/1/36	1,702,694	1,510,999
FNMA, 2.00%, 11/1/36	6,840,506	6,050,698
FNMA, 2.50%, 12/1/36	5,207,585	4,731,957
FNMA, 2.00%, 1/1/37	2,379,787	2,105,104
FNMA, 6.00%, 9/1/37	185,702	189,971
FNMA, 6.00%, 11/1/37	714,715	731,182
FNMA, 4.50%, 4/1/39	196,607	191,055
FNMA, 4.50%, 5/1/39	558,167	542,406
FNMA, 6.50%, 5/1/39	384,641	396,369
FNMA, 4.50%, 10/1/39	931,957	905,634
FNMA, 4.50%, 6/1/41	877,800	852,995

FNMA, 4.00%, 8/1/41	736,213	695,051
FNMA, 4.50%, 9/1/41	514,654	499,895
FNMA, 3.50%, 10/1/41	767,956	706,381
FNMA, 4.00%, 12/1/41	2,211,376	2,087,241
FNMA, 3.50%, 5/1/42	782,970	719,621
FNMA, 3.50%, 6/1/42	794,172	728,856
FNMA, 3.50%, 9/1/42	698,229	636,368
FNMA, 4.00%, 11/1/45	534,028	499,032
FNMA, 4.00%, 2/1/46	1,388,628	1,300,509
FNMA, 4.00%, 4/1/46	1,807,858	1,693,696
FNMA, 3.50%, 2/1/47	2,088,388	1,891,074
FNMA, 2.50%, 10/1/50	5,616,002	4,606,652
FNMA, 2.50%, 12/1/50	5,683,981	4,658,754
FNMA, 2.50%, 2/1/51	5,613,917	4,649,225
FNMA, 2.00%, 3/1/51	1,201,337	947,284
FNMA, 4.00%, 5/1/51	1,297,368	1,206,508
FNMA, 3.00%, 6/1/51	5,228,197	4,556,402
FNMA, 4.00%, 8/1/51	1,889,997	1,737,267
FNMA, 2.50%, 12/1/51	2,508,930	2,072,331
FNMA, 2.50%, 2/1/52	1,330,043	1,094,818
FNMA, 3.00%, 2/1/52	6,521,227	5,593,440
FNMA, 2.00%, 3/1/52	6,872,639	5,447,915
FNMA, 2.50%, 3/1/52	5,036,090	4,176,172
FNMA, 3.00%, 3/1/52	5,998,883	5,191,920
FNMA, 3.50%, 4/1/52	1,006,800	891,912
FNMA, 4.00%, 4/1/52	5,098,687	4,700,049
FNMA, 4.00%, 4/1/52	1,914,755	1,772,338
FNMA, 3.00%, 5/1/52	5,081,527	4,358,107
FNMA, 3.00%, 5/1/52	2,455,428	2,131,616
FNMA, 3.50%, 5/1/52	4,752,261	4,229,310
FNMA, 3.50%, 5/1/52	3,074,729	2,760,262
FNMA, 4.00%, 5/1/52	5,353,263	4,901,172
FNMA, 3.00%, 6/1/52	965,198	837,909
FNMA, 3.50%, 6/1/52	3,875,284	3,480,655
FNMA, 5.00%, 6/1/52	4,433,471	4,298,501
FNMA, 4.50%, 7/1/52	1,649,548	1,558,004
FNMA, 5.00%, 7/1/52	5,076,494	4,962,757
FNMA, 4.50%, 9/1/52	3,003,926	2,856,412
FNMA, 4.50%, 9/1/52	1,772,884	1,696,662
FNMA, 5.00%, 9/1/52	2,111,008	2,063,705
FNMA, 5.00%, 10/1/52	5,041,111	4,883,223
FNMA, 5.50%, 10/1/52	4,522,636	4,472,357
FNMA, 5.00%, 1/1/53	4,237,481	4,105,255
FNMA, 5.50%, 1/1/53	2,215,573	2,194,102
FNMA, 6.50%, 1/1/53	5,207,121	5,322,878
FNMA, 6.00%, 9/1/53	5,649,991	5,682,962
FNMA, 6.00%, 9/1/53	4,329,328	4,361,259
GNMA, 6.00%, TBA	4,165,000	4,182,948
GNMA, 6.50%, TBA	4,128,000	4,187,464
GNMA, 6.00%, 1/20/39	111,477	115,592
GNMA, 4.00%, 12/15/40	304,817	285,302
GNMA, 3.50%, 6/20/42	1,831,347	1,679,841
GNMA, 3.00%, 7/20/50	8,835,257	7,701,470
GNMA, 2.00%, 10/20/50	12,133,907	9,833,143
GNMA, 2.50%, 2/20/51	3,284,236	2,768,210

GNMA, 3.50%, 2/20/51	573,384	519,018
GNMA, 3.50%, 6/20/51	1,490,471	1,346,338
GNMA, 2.50%, 9/20/51	4,929,346	4,146,723
GNMA, 2.50%, 12/20/51	3,538,187	2,976,220
GNMA, 2.50%, 1/20/52	4,993,949	4,200,124
GNMA, 4.00%, 9/20/52	9,353,113	8,646,678
GNMA, 4.50%, 9/20/52	9,271,672	8,831,040
GNMA, 4.50%, 10/20/52	7,173,045	6,844,347
GNMA, 5.00%, 4/20/53	4,485,484	4,371,134
GNMA, 5.50%, 4/20/53	5,068,273	5,032,652
		309,590,444
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $325,629,049)		311,006,811
U.S. TREASURY SECURITIES — 27.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	1,800,234
U.S. Treasury Bonds, 4.375%, 11/15/39	1,000,000	989,023
U.S. Treasury Bonds, 4.625%, 2/15/40	1,000,000	1,016,250
U.S. Treasury Bonds, 1.375%, 11/15/40	2,000,000	1,262,734
U.S. Treasury Bonds, 3.75%, 8/15/41	1,000,000	903,398
U.S. Treasury Bonds, 2.375%, 2/15/42	4,500,000	3,277,266
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	401,523
U.S. Treasury Bonds, 3.25%, 5/15/42	2,300,000	1,913,268
U.S. Treasury Bonds, 4.00%, 11/15/42	1,600,000	1,474,938
U.S. Treasury Bonds, 2.875%, 5/15/43	2,000,000	1,553,750
U.S. Treasury Bonds, 3.875%, 5/15/43	2,000,000	1,805,117
U.S. Treasury Bonds, 3.625%, 8/15/43	2,000,000	1,738,438
U.S. Treasury Bonds, 4.375%, 8/15/43	4,500,000	4,344,961
U.S. Treasury Bonds, 3.75%, 11/15/43	2,500,000	2,210,352
U.S. Treasury Bonds, 4.75%, 11/15/43	8,000,000	8,108,750
U.S. Treasury Bonds, 4.50%, 2/15/44	4,000,000	3,925,000
U.S. Treasury Bonds, 4.625%, 5/15/44	900,000	898,453
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,734,512
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	356,816
U.S. Treasury Bonds, 3.00%, 5/15/45	1,600,000	1,244,125
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,519,688
U.S. Treasury Bonds, 3.00%, 11/15/45	1,000,000	774,609
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	352,461
U.S. Treasury Bonds, 3.375%, 11/15/48	1,500,000	1,218,574
U.S. Treasury Bonds, 4.00%, 11/15/52	2,500,000	2,277,979
U.S. Treasury Bonds, 4.125%, 8/15/53	2,000,000	1,862,891
U.S. Treasury Bonds, 4.75%, 11/15/53	2,000,000	2,067,969
U.S. Treasury Bonds, 4.625%, 5/15/54	4,000,000	4,055,938
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	1,834,395	1,642,014
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	4,439,320	4,193,891
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	1,993,281
U.S. Treasury Notes, 4.25%, 3/15/27	17,500,000	17,361,914
U.S. Treasury Notes, 4.50%, 5/15/27	5,000,000	4,993,945
U.S. Treasury Notes, 4.625%, 6/15/27	10,000,000	10,029,297
U.S. Treasury Notes, 0.50%, 6/30/27	10,000,000	8,887,109
U.S. Treasury Notes, 4.125%, 10/31/27	6,000,000	5,933,672
U.S. Treasury Notes, 3.875%, 11/30/27(1)	2,500,000	2,452,783
U.S. Treasury Notes, 4.00%, 1/31/29	400,000	393,914
U.S. Treasury Notes, 4.00%, 10/31/29	9,000,000	8,849,531
U.S. Treasury Notes, 3.875%, 11/30/29	7,800,000	7,620,234
U.S. Treasury Notes, 1.50%, 2/15/30	3,000,000	2,575,547

U.S. Treasury Notes, 0.625%, 8/15/30	2,500,000	2,004,102
U.S. Treasury Notes, 4.875%, 10/31/30	13,000,000	13,369,687
U.S. Treasury Notes, 4.375%, 11/30/30	3,500,000	3,503,555
U.S. Treasury Notes, 2.875%, 5/15/32	3,000,000	2,703,457
U.S. Treasury Notes, 4.125%, 11/15/32	7,000,000	6,883,516
U.S. Treasury Notes, 4.50%, 11/15/33	5,600,000	5,652,937
U.S. Treasury Notes, 4.375%, 5/15/34	2,500,000	2,500,977
TOTAL U.S. TREASURY SECURITIES (Cost $172,586,816)		169,634,380
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
FHLMC, Series 2812, Class MF, VRN, 5.90%, (30-day average SOFR plus 0.56%), 6/15/34	826,283	824,481
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	106,334	105,256
FHLMC, Series 3153, Class FJ, VRN, 5.83%, (30-day average SOFR plus 0.49%), 5/15/36	671,957	667,842
FHLMC, Series 3397, Class GF, VRN, 5.95%, (30-day average SOFR plus 0.61%), 12/15/37	296,260	294,952
FHLMC, Series 3417, Class FA, VRN, 5.95%, (30-day average SOFR plus 0.61%), 11/15/37	536,431	534,323
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	940,254	925,720
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	14,200,154	14,087,318
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	2,639,637	2,606,835
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,378,007
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	1,065,918	1,038,488
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	8,645,000	8,431,530
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	6,560,000	6,268,720
FNMA, Series 2005-103, Class FP, VRN, 5.75%, (30-day average SOFR plus 0.41%), 10/25/35	686,054	680,500
FNMA, Series 2009-89, Class FD, VRN, 6.05%, (30-day average SOFR plus 0.71%), 5/25/36	381,477	382,208
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	14,872,173	1,892,396
GNMA, Series 2007-5, Class FA, VRN, 5.59%, (1-month SOFR plus 0.25%), 2/20/37	239,739	239,640
GNMA, Series 2010-14, Class QF, VRN, 5.89%, (1-month SOFR plus 0.56%), 2/16/40	1,035,395	1,033,848
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,314,240	2,934,556
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,146,700)		49,326,620
U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
FHLB, 4.625%, 11/17/26	8,000,000	7,993,740
FHLB, 4.75%, 4/9/27	2,100,000	2,106,501
FHLB, 4.00%, 6/30/28	4,000,000	3,889,645
FHLMC, 6.25%, 7/15/32	4,000,000	4,479,326
FNMA, 0.875%, 8/5/30	5,000,000	4,053,037
FNMA, 6.625%, 11/15/30	5,000,000	5,591,384
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,710,430
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $30,710,195)		29,824,063
ASSET-BACKED SECURITIES — 4.7%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 6.02%, (1-month SOFR plus 0.69%), 11/25/71	2,141,825	2,127,720
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	541,398	492,603
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 6.14%, (1-month SOFR plus 0.81%), 1/25/72	2,032,489	2,024,403
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 6.50%, (30-day average SOFR plus 1.16%), 5/25/67(2)	764,436	763,117
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 6.60%, (30-day average SOFR plus 1.26%), 11/25/69(2)	985,936	987,912
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.02%, (30-day average SOFR plus 0.68%), 11/25/70(2)	3,249,568	3,204,625
Missouri Higher Education Loan Authority, Rev., 1.97%, 3/25/61	1,089,582	929,527
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 6.01%, (1-month SOFR plus 0.68%), 8/25/61	2,051,310	2,023,144
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,870,737	1,657,308

Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.05%, (30-day average SOFR plus 0.71%), 12/26/69(2)	402,869	401,477
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	313,865	277,088
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 6.04%, (3-month SOFR plus 0.71%), 8/23/36(2)	3,229,917	3,219,444
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	1,011,958	923,176
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 6.01%, (1-month SOFR plus 0.68%), 9/25/61	2,247,457	2,218,181
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 6.03%, (1-month SOFR plus 0.68%), 10/25/61	4,267,086	4,243,435
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.97%, (30-day average SOFR plus 0.64%), 5/25/70(2)	2,048,871	2,033,991
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	2,001,562	1,806,158
TOTAL ASSET-BACKED SECURITIES (Cost $28,822,237)		29,333,309
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, SEQ, 3.37%, 10/10/47	228,376	227,966
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	1,957,140	1,947,613
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	2,161,864	2,124,591
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	1,306,096	1,289,442
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	1,093,899	1,086,182
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	1,651,388	1,603,871
GS Mortgage Securities Trust, Series 2015-GC28, Class A4, SEQ, 3.14%, 2/10/48	1,246,723	1,242,773
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	2,315,684	2,270,252
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	2,178,000	2,139,412
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	1,692,700	1,657,414
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,415,742	1,378,756
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,686,736)		16,968,272
MUNICIPAL SECURITIES — 0.4%
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3) (Cost $2,952,272)	2,665,000	2,647,847
SHORT-TERM INVESTMENTS(4) — 3.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,517	58,517
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $1,443,753), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $1,414,957)		1,414,334
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $15,460,323), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $15,163,694)		15,157,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 3.625%, 1/31/26 - 8/31/28, valued at $5,779,839), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $5,666,497)		5,664,000
		22,235,334
TOTAL SHORT-TERM INVESTMENTS (Cost $22,293,851)		22,293,851
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $649,827,856)		631,035,153
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,966,869)
TOTAL NET ASSETS — 100.0%		$627,068,284

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	234	September 2024	$47,787,187	$(30,300)
U.S. Treasury 5-Year Notes	431	September 2024	45,935,172	206,132
U.S. Treasury 10-Year Notes	61	September 2024	6,709,047	19,522
U.S. Treasury 10-Year Ultra Notes	124	September 2024	14,077,875	(101,414)
U.S. Treasury Long Bonds	20	September 2024	2,366,250	(29,664)
U.S. Treasury Ultra Bonds	89	September 2024	11,155,594	211,828
			$128,031,125	$276,104
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,036,900.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $13,468,138, which represented 2.1% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $4,879.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$311,006,811	—
U.S. Treasury Securities	—	169,634,380	—
Collateralized Mortgage Obligations	—	49,326,620	—
U.S. Government Agency Securities	—	29,824,063	—
Asset-Backed Securities	—	29,333,309	—
Commercial Mortgage-Backed Securities	—	16,968,272	—
Municipal Securities	—	2,647,847	—
Short-Term Investments	$58,517	22,235,334	—
	$58,517	$630,976,636	—
Other Financial Instruments
Futures Contracts	$437,482	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$161,378	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.